Intangible Assets (Details) - GBP (£) £ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Cost
Beginning balance, intangible assets cost	[1]	£ 130,792
Ending balance, intangible assets cost		100,890	£ 130,792	[1]
Amortisation
Beginning balance, intangible assets accumulated depreciation	[1]	(130,792)
Ending balance, intangible assets accumulated depreciation		(100,890)	(130,792)	[1]
Intangible assets		100,890	130,792	[1]
Client relationship
Cost
Beginning balance, intangible assets cost		121,767
Ending balance, intangible assets cost		93,164	121,767
Amortisation
Beginning balance, intangible assets accumulated depreciation		(121,767)
Ending balance, intangible assets accumulated depreciation		(93,164)	(121,767)
Intangible assets		93,164	121,767
Computer software and licenses
Cost
Beginning balance, intangible assets cost		9
Ending balance, intangible assets cost		7	9
Amortisation
Beginning balance, intangible assets accumulated depreciation		(9)
Ending balance, intangible assets accumulated depreciation		(7)	(9)
Intangible assets		7	9
Supplier relationships
Cost
Beginning balance, intangible assets cost		8
Ending balance, intangible assets cost		0	8
Amortisation
Beginning balance, intangible assets accumulated depreciation		(8)
Ending balance, intangible assets accumulated depreciation		0	(8)
Intangible assets		0	8
Software own work capitalised
Cost
Beginning balance, intangible assets cost		9,008
Ending balance, intangible assets cost		7,719	9,008
Amortisation
Beginning balance, intangible assets accumulated depreciation		(9,008)
Ending balance, intangible assets accumulated depreciation		(7,719)	(9,008)
Intangible assets		7,719	9,008
Cost
Cost
Beginning balance, intangible assets cost		190,375	110,111
Additions		1,173	60
On acquisition of subsidiaries		554	80,766
Disposals		(123)	(153)
Effect of foreign exchange translations		(11,374)	(409)
Ending balance, intangible assets cost		180,605	190,375
Amortisation
Beginning balance, intangible assets accumulated depreciation		(190,375)	(110,111)
Disposals		123	153
Effect of foreign exchange translations		(11,374)	(409)
Ending balance, intangible assets accumulated depreciation		(180,605)	(190,375)
Intangible assets		180,605	190,375
Cost | Client relationship
Cost
Beginning balance, intangible assets cost		179,157	108,173
Additions		0	0
On acquisition of subsidiaries		550	71,388
Disposals		0	0
Effect of foreign exchange translations		(10,638)	(404)
Ending balance, intangible assets cost		169,069	179,157
Amortisation
Beginning balance, intangible assets accumulated depreciation		(179,157)	(108,173)
Disposals		0	0
Effect of foreign exchange translations		(10,638)	(404)
Ending balance, intangible assets accumulated depreciation		(169,069)	(179,157)
Intangible assets		169,069	179,157
Cost | Computer software and licenses
Cost
Beginning balance, intangible assets cost		556	657
Additions		0	60
On acquisition of subsidiaries		4	0
Disposals		(123)	(153)
Effect of foreign exchange translations		(8)	(8)
Ending balance, intangible assets cost		429	556
Amortisation
Beginning balance, intangible assets accumulated depreciation		(556)	(657)
Disposals		123	153
Effect of foreign exchange translations		(8)	(8)
Ending balance, intangible assets accumulated depreciation		(429)	(556)
Intangible assets		429	556
Cost | Supplier relationships
Cost
Beginning balance, intangible assets cost		120	120
Additions		0	0
On acquisition of subsidiaries		0	0
Disposals		0	0
Effect of foreign exchange translations		0	0
Ending balance, intangible assets cost		120	120
Amortisation
Beginning balance, intangible assets accumulated depreciation		(120)	(120)
Disposals		0	0
Effect of foreign exchange translations		0	0
Ending balance, intangible assets accumulated depreciation		(120)	(120)
Intangible assets		120	120
Cost | Software own work capitalised
Cost
Beginning balance, intangible assets cost		10,542	1,161
Additions		1,173	0
On acquisition of subsidiaries		0	9,378
Disposals		0	0
Effect of foreign exchange translations		(728)	3
Ending balance, intangible assets cost		10,987	10,542
Amortisation
Beginning balance, intangible assets accumulated depreciation		(10,542)	(1,161)
Disposals		0	0
Effect of foreign exchange translations		(728)	3
Ending balance, intangible assets accumulated depreciation		(10,987)	(10,542)
Intangible assets		10,987	10,542
Depreciation
Cost
Beginning balance, intangible assets cost		(59,583)	(44,638)
Disposals		123	152
Effect of foreign exchange translations		(3,191)	(376)
Ending balance, intangible assets cost		(79,715)	(59,583)
Amortisation
Beginning balance, intangible assets accumulated depreciation		59,583	44,638
Charge for the year		23,446	15,473
Disposals		(123)	(152)
Effect of foreign exchange translations		(3,191)	(376)
Ending balance, intangible assets accumulated depreciation		79,715	59,583
Intangible assets		(79,715)	(59,583)
Depreciation | Client relationship
Cost
Beginning balance, intangible assets cost		(57,390)	(42,831)
Disposals		0	0
Effect of foreign exchange translations		(3,057)	(396)
Ending balance, intangible assets cost		(75,905)	(57,390)
Amortisation
Beginning balance, intangible assets accumulated depreciation		57,390	42,831
Charge for the year		21,572	14,955
Disposals		0	0
Effect of foreign exchange translations		(3,057)	(396)
Ending balance, intangible assets accumulated depreciation		75,905	57,390
Intangible assets		(75,905)	(57,390)
Depreciation | Computer software and licenses
Cost
Beginning balance, intangible assets cost		(547)	(631)
Disposals		123	152
Effect of foreign exchange translations		(10)	43
Ending balance, intangible assets cost		(422)	(547)
Amortisation
Beginning balance, intangible assets accumulated depreciation		547	631
Charge for the year		8	25
Disposals		(123)	(152)
Effect of foreign exchange translations		(10)	43
Ending balance, intangible assets accumulated depreciation		422	547
Intangible assets		(422)	(547)
Depreciation | Supplier relationships
Cost
Beginning balance, intangible assets cost		(112)	(88)
Disposals		0	0
Effect of foreign exchange translations		0	0
Ending balance, intangible assets cost		(120)	(112)
Amortisation
Beginning balance, intangible assets accumulated depreciation		112	88
Charge for the year		8	24
Disposals		0	0
Effect of foreign exchange translations		0	0
Ending balance, intangible assets accumulated depreciation		120	112
Intangible assets		(120)	(112)
Depreciation | Software own work capitalised
Cost
Beginning balance, intangible assets cost		(1,534)	(1,088)
Disposals		0	0
Effect of foreign exchange translations		(124)	(23)
Ending balance, intangible assets cost		(3,268)	(1,534)
Amortisation
Beginning balance, intangible assets accumulated depreciation		1,534	1,088
Charge for the year		1,858	469
Disposals		0	0
Effect of foreign exchange translations		(124)	(23)
Ending balance, intangible assets accumulated depreciation		3,268	1,534
Intangible assets		£ (3,268)	£ (1,534)

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).